Commitments and Contingencies (Details Textual) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Commitments and Contingencies (Textual)
Rental expenses	$ 49,518	$ 591,546
Non-cancellable purchase commitments		487,930
Milestone payments		30,000
Royalties or research and development funding